LEASES (Tables)	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Schedule of Components of Lease Expense	The components of lease expense were as follows:

	For the Years Ended December 31,
(In millions)	2024	2023	2022
Operating lease costs (1)	$38	$34	$28
Finance lease costs:
Amortization of right-of-use assets	1	1	1
Interest on lease liabilities	—	—	—

Total finance lease cost	1	1	1

Total lease cost	$39	$35	$29

(1)	Includes $17 million, $13 million and $7 million of short-term lease costs for the years ended December 31, 2024, 2023 and 2022, respectively.
Supplemental cash flow information related to leases was as follows:

Cash paid for amounts included in the measurement of lease liabilities	For the Year Ended December 31,
(In millions)	2024	2023	2022
Operating cash flows from operating leases	$21	$21	$21
Right-of-use assets obtained in exchange for lease obligations:
Operating leases	$1	$—	$—

Schedule of Assets and Liabilities, Lessee
Supplemental balance sheet information related to leases was as follows:

(In millions)	Financial Statement Line Item	As of December 31, 2024	As of December 31, 2023
Assets
Operating lease assets (1)	Operating lease right-of-use asset	$412	$413
Finance lease assets (2)	Property, plant and equipmen t	15	16

Total leased assets		$427	$429

Liabilities
Current:
Operating	Other current liabilities	$6	$6
Noncurrent:
Operating	Noncurrent operating lease obligation	406	406

Total leased liabilities		$412	$412

(1)	Operating lease assets are recorded net of accumulated amortization of $4 million and $3 million as of December 31, 2024 and 2023, respectively.
(2)	Finance lease assets are recorded net of accumulated amortization of $5 million and $4 million as of December 31, 2024 and 2023, respectively.
Lease terms and discount rates were as follows:

	As of December 31, 2024	As of December 31, 2023	As of December 31, 2022
Weighted-average remaining lease terms (years)
Operating leases	74.6	75.7	76.7
Finance leases	14.6	15.4	16.5
Weighted-average discount rate (1)
Operating leases	5.00%	5.00%	5.00%

(1)
When an implicit rate is not readily determinable, an incremental borrowing rate is utilized, determining the present value of lease payments. The rate is determined based on expected term and information available at the commencement date.

Schedule of Maturity of Operating Lease Liabilities
Maturities of lease liabilities as of December 31, 2024, were as follows:

(In millions)	Operating Leases
2025	$21
2026	21
2027	21
2028	21
2029	21
Thereafter	1,459

Total lease payments	1,564
Less imputed interest	1,152

Total net present value	$412